Offerings - Offering: 1	Nov. 14, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 2,762.00
Offering Note	Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.